TIMBER POINT GLOBAL ALLOCATIONS FUND

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

COMMON STOCK - 24.76%	Shares	Value

Banks - 4.02%
JPMorgan Chase & Co.	3,000	$869,730

Biotechnology - 0.38%
Immix Biopharma, Inc. (a)	40,000	82,800

Diversified Financial Services - 2.32%
Charles Schwab Corp.	5,500	501,820

Environmental Control - 2.22%
PureCycle Technologies, Inc. (a)	35,000	479,500

Internet - 4.54%
Alibaba Group Holding Ltd. - China - ADR	4,000	453,640
Alphabet, Inc. - Class A	3,000	528,690
		982,330
Investment Companies - 1.78%
Blackstone Secured Lending Fund	12,500	384,375

Pharmaceuticals - 0.36%
Inhibikase Therapeutics, Inc. (a)	40,000	78,000

Private Equity - 2.77%
Blackstone, Inc.	4,000	598,320

Real Estate - 0.00%
Harbor Custom Development, Inc. (a) (f)	7,500	—

Retail - 0.71%
Gap, Inc.	7,000	152,670

Semiconductors - 5.66%
Broadcom, Inc.	1,000	275,650
NVIDIA Corp.	6,000	947,940
		1,223,590

TOTAL COMMON STOCK (Cost $4,980,513)		5,353,135

PREFERRED STOCK - 0.00%

Real Estate - 0.00%
Harbor Custom Development, Inc. - Series A, 8.00% (a) (f)	5,714	—

TOTAL PREFERRED STOCK (Cost $112,220)		—

CLOSED-END FUND - 1.16%

Equity Fund - 1.16%
Royce Small-Cap Trust, Inc.	16,668	250,853

TOTAL CLOSED-END FUND (Cost $250,000)		250,853

TIMBER POINT GLOBAL ALLOCATIONS FUND

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

EXCHANGE-TRADED FUNDS - 58.79%	Shares	Value

Alternative Fund - 4.23%
VanEck Bitcoin ETF/U.S. (a)	30,000	$914,100

Commodity Fund - 1.86%
abrdn Physical Palladium Shares ETF (a)	4,000	402,440

Debt Fund - 2.21%
iShares 7-10 Year Treasury Bond ETF	5,000	478,850

Equity Funds - 50.49%
Direxion Daily FTSE Europe Bull 3X Shares	30,000	1,037,100
Invesco QQQ Trust Series 1	1,800	992,952
Invesco S&P 500 Equal Weight ETF	2,500	454,350
iShares China Large-Cap ETF	15,000	551,400
iShares Core MSCI Europe ETF	15,000	993,000
iShares Core S&P Mid-Cap ETF	9,000	558,180
iShares Core S&P Small-Cap ETF	2,000	218,580
iShares MSCI Hong Kong ETF	10,000	198,600
iShares MSCI Mexico ETF	6,000	363,360
KraneShares CSI China Internet ETF	5,000	171,650
Otter Creek Focus Strategy ETF (a)	12,000	323,156
SPDR S&P 500 ETF Trust	3,050	1,884,443
SPDR S&P 600 Small Cap Growth ETF	5,000	443,750
SPDR S&P Regional Banking ETF	8,000	475,120
Technology Select Sector SPDR Fund	3,000	759,690
VanEck BDC Income ETF	10,000	162,800
VanEck Semiconductor ETF	3,000	836,640
VanEck Uranium and Nuclear ETF	4,500	500,310
		10,925,081

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,804,127)		12,720,471

MUTUAL FUNDS - 11.07%

Asset Allocation Fund - 8.20%
Timber Point Alternative Income Fund - Institutional Class (e)	216,475	1,775,091

Equity Fund - 2.87%
LS Opportunity Fund - Institutional Class	33,212	619,731

TOTAL MUTUAL FUNDS (Cost $2,228,953)		2,394,822

WARRANTS - 0.00%

Harbor Custom Development, Inc., $100.00, 06/10/2026 (a) (f)	22,500	—
Harbor Custom Development, Inc., $59.40, 10/05/2026 (a) (f)	12,500	—

TOTAL WARRANTS (Cost $350)		—

BONDS & NOTES - 0.01%	Principal Amount

ASSET-BACKED SECURITIES - 0.00%
Countrywide Asset-Backed Certificates, 4.196%, due 10/25/2017 (c) (d)	$1,078	965

Total Asset Backed Securities (Cost $1,078)		965

TIMBER POINT GLOBAL ALLOCATIONS FUND

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

BONDS & NOTES - 0.01% (continued)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES - 0.01%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	$702	$614
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 3.928%, 09/25/2036 (c)	6,133	1,606

Total Mortgage-Backed Securities (Cost $3,958)		2,220

TOTAL BONDS & NOTES (Cost $5,036)		3,185

SHORT-TERM INVESTMENT - 4.12%	Shares

Federated Hermes Government Obligations Fund - Institutional Shares, 4.20% (b)	893,180	893,180

TOTAL SHORT-TERM INVESTMENT (Cost $893,180)		893,180

INVESTMENTS AT VALUE (Cost $19,274,379) - 99.91%		$21,615,646

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.09%		19,724

NET ASSETS - 100.00%		$21,635,370

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at June 30, 2025, is subject to change and resets daily.

(c) Variable rate security - Interest rate shown represents the rate on June 30, 2025.

(d) Principal payments are still being received, not yet matured.

(e) Affiliated investment company.  See Investments in Affiliated Companies section of the accompanying notes.

(f) These securities are currently valued by the Valuation Designee using fair valuation procedures approved by the Board of Trustees. These securities have a total value of $0 which is 0.00% of the Fund’s net assets.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt

BDC - Business Development Companies

CSI - China Securities Index

ETF - Exchange-Traded Fund

FTSE - Financial Times Stock Exchange

LS - Long-Short

Ltd. - Limited

MSCI - Morgan Stanley Capital International

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TIMBER POINT ALTERNATIVE INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

COMMON STOCK - 2.83%	Shares	Value

Investment Companies - 2.83%
Blackstone Secured Lending Fund	22,500	$691,875

TOTAL COMMON STOCK (Cost $597,719)		691,875

PREFERRED STOCK - 0.00%

Real Estate - 0.00%
Harbor Custom Development, Inc. - Series A, 8.000% (a) (e)	4,286	—

TOTAL PREFERRED STOCK (Cost $60,019)		—

CLOSED-END FUNDS - 3.02%

Asset Allocation Fund - 1.48%
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	42,175	360,596

Equity Fund - 1.54%
Royce Small-Cap Trust, Inc.	24,975	375,874

TOTAL CLOSED END FUNDS (Cost $711,970)		736,470

EXCHANGE-TRADED FUNDS - 92.61%

Alternative Fund - 2.49%
VanEck Bitcoin ETF/U.S.(a)	20,000	609,400

Debt Funds - 77.83%
iShares 1-3 Year Treasury Bond ETF	2,500	207,150
iShares 20+ Year Treasury Bond ETF	34,000	788,120
iShares Core U.S. Aggregate Bond ETF	9,500	942,400
SPDR Bloomberg High Yield Bond ETF	35,000	3,404,450
SPDR Bloomberg Short Term High Yield Bond ETF	155,000	3,949,400
SPDR Doubleline Total Return Tactical ETF	75,000	3,008,250
SPDR Portfolio Aggregate Bond ETF	120,000	3,072,000
SPDR Portfolio Corporate Bond ETF	60,000	1,753,200
SPDR Portfolio Long Term Treasury ETF	25,000	664,500
Vanguard Short Term Corporate Bond ETF	13,000	1,033,500
Vanguard Total Bond Market ETF	2,500	184,075
		19,007,045
Equity Funds - 12.29%
Invesco S&P 500 Equal Weight ETF	2,000	363,480
SPDR S&P Regional Banking ETF	12,000	712,680
Utilities Select Sector SPDR Fund	6,000	489,960
VanEck BDC Income ETF	20,000	325,600
Vanguard International High Dividend Yield ETF	11,000	881,210
YieldMax BABA Option Income Strategy ETF	15,000	228,600
		3,001,530

TOTAL EXCHANGE-TRADED FUNDS (Cost $21,892,171)		22,617,975

WARRANTS - 0.00%	Shares	Value

Harbor Custom Development, Inc., $59.40, 10/05/2026 (a) (e)	37,500	$—

TOTAL WARRANTS (Cost $375)		—

TIMBER POINT ALTERNATIVE INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

BONDS & NOTES - 0.04%	Principal Amount

ASSET-BACKED SECURITIES - 0.01%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, 5.326%, due 12/25/2033 (c)	$38	80
Countrywide Asset-Backed Certificates, 4.196%, due 10/25/2017 (c) (d)	3,235	2,895
GE Capital Mortgage Services, Inc. 1999-HE1 Trust, 6.265%, due 04/25/2029	5	5

Total Asset Backed Securities (Cost $3,278)		2,980

MORTGAGE-BACKED SECURITIES - 0.03%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	2,106	1,841
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 3.928%, due 09/25/2036 (c)	18,399	4,820

Total Mortgage-Backed Securities (Cost $11,812)		6,661

TOTAL BONDS & NOTES (Cost $15,090)		9,641

SHORT-TERM INVESTMENT - 1.51%	Shares

Federated Hermes Government Obligations Fund - Institutional Shares, 4.20% (b)	369,577	369,577

SHORT TERM INVESTMENT (Cost $369,577)		369,577

INVESTMENTS AT VALUE (Cost $23,646,921) - 100.01%		$24,425,538

LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.01)%		(3,343)

NET ASSETS - 100.00%		$24,422,195

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at June 30, 2025, is subject to change and resets daily.

(c) Variable rate security - Interest rate shown represents the rate on June 30, 2025.

(d) Principal payments are still being received, not yet matured.

(e) These securities are currently valued by the Valuation Designee using fair valuation procedures approved by the Board of Trustees. These securities have a total value of $0 which is 0.00% of the Fund’s net assets.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

S&P - Standard and Poors

SPDR - Standard & Poor’s Depositary Receipts

BDC - Business Development Companies

BABA - Alibaba Group Holdings Limited

The accompanying notes are an integral part of these financial statements.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2025 (Unaudited)

The following is a summary of the significant accounting policies followed by the Timber Point Global Allocations Fund (the “Global Fund”), and the Timber Point Alternative Income Fund (the “Income Fund”) (collectively, the “Funds”) in the preparation of its financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange.

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, exchange-traded funds (“ETFs”), mutual funds and closed-end funds (“CEFs”) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2025 (Unaudited)

Fair Value Measurements (continued)

Money market funds – Money market funds are valued at their net asset value per share and are categorized as level 1.

The Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), which established an updated regulatory framework for registered investment company fair valuation practices. Under the new rule a greater number of the Funds’ securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

The Funds’ policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Funds’ use of fair value pricing. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of June 30, 2025.

Global Fund: Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$5,353,135	$—	$—	$5,353,135
Preferred Stock (1) (2)	—	—	—	—
Closed-End Funds (1)	250,853	—	—	250,853
Exchange-Traded Funds (1)	12,720,471	—	—	12,720,471
Mutual Funds (1)	2,394,822	—	—	2,394,822
Asset-Backed Securities	—	965	—	965
Mortgage-Backed Securities	—	2,220	—	2,220
Short-Term Investment	893,180	—	—	893,180
Total Assets	$21,612,461	$3,185	$—	$21,615,646

(1)	For a detailed break-out of common stock, CEFs, ETFs, mutual funds and preferred stock by industry or asset class, please refer to the Schedules of Investments.
(2)	Investments in Harbor Custom Development, Inc. common stock, preferred stock and warrants are being valued at zero by the Adviser using Level 3 inputs.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2025 (Unaudited)

Fair Value Measurements (continued)

Income Fund: Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$691,875	$—	$—	$691,875
Preferred Stock (1) (2)	—	—	—	—
Closed-End Funds (1)	736,470	—	—	736,470
Exchange-Traded Funds (1)	22,617,975	—	—	22,617,975
Asset-Backed Securities	—	2,980	—	2,980
Mortgage-Backed Securities	—	6,661	—	6,661
Short-Term Investment	369,577	—	—	369,577
Total Assets	$24,415,897	$9,641	$—	$24,425,538

(1)	For a detailed break-out of common stock, preferred stock, ETFs and CEFs by industry or asset class, please refer to the Schedules of Investments.
(2)	Investments in Harbor Custom Development, Inc. common stock, preferred stock and warrants are being valued at zero by the Adviser using Level 3 inputs.

Following is a reconciliation of the Harbor Custom Development, Inc. investments in which significant unobservable inputs (Level 3) were used in determining fair values in the Funds:

Global Fund	Balance as of September 30, 2024	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2025
Common Stock	$—	$—	$—	$—	$—	$—	$—	$—
Preferred Stock	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—
TOTALS	$—	$—	$—	$—	$—	$—	$—	$—

Income Fund	Balance as of September 30, 2024	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2025
Warrants	$—	$—	$—	$—	$—	$—	$—	$—
TOTALS	$—	$—	$—	$—	$—	$—	$—	$—

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of June 30, 2025:

Quantitative information about Level 3 fair value measurements

Global Fund	Fair value at 06/30/2025	Valuation technique(s)	Unobservable input	Range
Common Stock	$—	Adviser	Estimated proceeds from bankruptcy reorganization (1)	$—
Preferred Stock	—	Adviser	Estimated proceeds from bankruptcy reorganization (1)	—
Warrants	—	Adviser	Estimated proceeds from bankruptcy reorganization (1)	—

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2025 (Unaudited)

Fair Value Measurements (continued)

Income Fund	Fair value at 6/30/2025	Valuation technique(s)	Unobservable input	Range
Preferred Stock	$—	Adviser	Estimated proceeds from bankruptcy reorganization (1)	$—
Warrants	—	Adviser	Estimated proceeds from bankruptcy reorganization (1)	—

(1)	A significant increase in this input in isolation would result in a significantly higher fair value measurement. Unobservable inputs from the broker quotes were not included because the Income Fund does not develop the quantitative inputs and they are not readily available.

The total change in unrealized appreciation attributable to Level 3 investments still held at June 30, 2025 is shown below.

Total Change in Unrealized Appreciation
Global Fund	$—
Income Fund	$—

Investment Companies – The Funds may invest in investment companies such as open-end funds (mutual funds), including exchange-traded funds (“ETFs”), closed-end funds (“CEFs”) and mutual funds (also referred to as “Underlying Funds”) subject to limitations as defined in the 1940 Act. Your cost of investing in the Funds will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Funds, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Investments in Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Fund at June 30, 2025, are noted in the Global Fund’s Schedule of Investments. The Income Fund is a mutual fund that is an affiliate because they are under common management of the Adviser.

Transactions with affiliated companies during the nine months ended June 30, 2025 were as follows:

Global Fund:	Value as of September 30, 2024	Realized gain (loss)	Change in unrealized appreciation	Purchases(1)	Sales	Value as of June 30, 2025	Shares held as of June 30, 2025	Income received
Income Fund	$2,272,984	$14,918	$(41,668)	$56,623	$(527,766)	$1,775,091	216,475	$56,623
Total	$2,272,984	$14,918	$(41.668)	$56,623	$(527,766)	$1,775,091	216,475	$56,623

(1)	Represents dividends reinvested.

Tax Matters

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at June 30, 2025 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
Global Fund	$19,509,499	$2,827,287	$(721,140)	$2,106,147
Income Fund	23,708,024	907,749	(190,235)	717,514

The differences between book basis and tax basis unrealized appreciation (depreciation) from investments are primarily attributable to the tax deferral of losses on wash sales.